POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 3, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2014

Effective immediately, on page 7, the first sentence in the section titled “Investment Strategies and Risks—Lending Portfolio Securities” is deleted and replaced with the following:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, beginning on page 61, the first two sentences in the section titled “Management—Securities Lending Agents” are deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares BuyBack Achievers™ Portfolio, PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares High Yield Equity Dividend Achievers™ Portfolio, PowerShares International Dividend Achievers™ Portfolio, PowerShares NASDAQ Internet Portfolio and PowerShares WilderHill Progressive Energy Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares Cleantech™ Portfolio, PowerShares Dividend Achievers™ Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Utilities Momentum Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Golden Dragon China Portfolio, PowerShares WilderHill Clean Energy Portfolio and PowerShares Zacks Micro Cap Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI-TRUST1-SUP-3 080315